Advances for Vessels and Drillships under Construction and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Advances For Vessels And Rigs Under Construction And Acquisition
	December 31,
	2012	2013
Balance at beginning of year	$1,027,889	$1,201,807
Advances for vessels/drillships under construction and related costs	524,511	1,279,281
Advances forfeited due to cancellation of vessels under construction	(19,939)	-
Vessels' impairment charge	-	(43,490)
Vessels/drillships delivered	(330,654)	(1,758,590)
Balance at end of year	$1,201,807	$679,008